Assets held for sale and discontinued operations (Details Narrative) - BRL (R$) R$ in Thousands				12 Months Ended
	Feb. 22, 2021	Sep. 16, 2020	Sep. 11, 2020	Dec. 31, 2021	Dec. 31, 2020
OperationsLineItems [Line Items]
Percentage of goodwill				78.00%	99.25%
Copel Telecomunicacoes [Member]
OperationsLineItems [Line Items]
Minimum divestment price		R$ 1,401,090
Bid amount			R$ 2,395,000
Percentage of goodwill			7094.00%
Fundacao Copel De Previdenciae Assistencia Social [Member] | Events After Reporting Period [Member] | Lease Agreement [Member]
OperationsLineItems [Line Items]
Total estimated value	R$ 2,506,837